Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 10, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Mar. 14, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 22, 2021	Dec. 31, 2020	Oct. 29, 2020	Sep. 30, 2020	Jul. 08, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jan. 30, 2019	Dec. 31, 2018	Oct. 23, 2018	Sep. 30, 2018	Jun. 30, 2018	Jun. 03, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 28, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015
C000008182
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 15,323			$ 14,272			$ 14,310			$ 14,556			$ 13,835			$ 13,797			$ 13,225				$ 12,195			$ 12,634			$ 12,268		$ 12,086	$ 11,483	$ 12,168	$ 13,724	$ 14,560	$ 14,071	$ 14,158	$ 13,732		$ 13,489		$ 11,884		$ 11,274	$ 10,091	$ 11,875	$ 11,186	$ 11,186	$ 10,892		$ 10,001		$ 10,945	$ 10,758		$ 10,865	$ 10,838	$ 10,503	$ 10,117	$ 9,801	$ 9,291	$ 9,405		$ 8,992	$ 8,958	$ 9,164	$ 8,810	$ 9,447
C000008185
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 16,636			15,483			15,523			15,767			14,974			14,922			14,298				13,188			13,645			13,239		13,036	12,382	13,122	14,784	15,669	15,127	15,219	14,752		14,478		12,748		12,090	10,814	12,718	11,968	11,968	11,642		10,684		11,689	11,484		11,586	11,559	11,180	10,777	10,420	9,872	9,996		9,550	9,505	9,719	9,340	10,000
C000008502
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,183			10,998			10,357			11,203			10,772			10,260			10,179				9,357			9,726			9,647		9,409	8,786	9,804	11,002	12,716	13,025	14,357	14,172		14,125		11,548		10,595	8,747	11,410	10,034	10,404	10,336	$ 10,000
C000200986
Account Value [Line Items]
Line Graph and Table Measure Name	Class P2
Account Value	$ 11,509			10,372			9,745			10,529			10,100			9,607			9,506				8,727			9,057			8,971		8,727	8,124	9,055	10,140	11,696	11,956	13,142	12,953		12,879		10,505		9,616	7,920	10,319	9,055	9,366	9,286		8,159		9,010	9,410	$ 10,000
C000205441
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 17,869			15,151			15,635			16,102			14,917			15,107			14,159				12,993			13,123			12,617		12,158	10,912	11,623	13,896	15,657	14,816	14,765	14,237		13,470		11,180		10,419	8,580	11,519	10,527	10,827	10,657		9,316	$ 10,000
C000225935
Account Value [Line Items]
Line Graph and Table Measure Name	Class P2
Account Value	$ 12,989			11,000			11,331			11,652			10,778			10,907			10,205				9,355			9,431			9,043		8,706	7,802	8,301	9,904	11,150	10,535	10,477	10,088	$ 10,000
C000008186
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 16,171			14,472			13,809			14,702			13,584			13,516			12,985				12,101			12,562			12,074		11,276	9,645	10,859	12,264	13,169	13,249	13,520	12,989		12,772		10,924		10,313	8,769	11,342	10,295	10,603	10,221		9,268		10,815	10,617		11,086	11,159	10,540	9,861	9,171	8,523	8,605		8,121	8,161	8,615	8,224	9,451
C000008189
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 17,543			15,702			14,968			15,924			14,702			14,613			14,039				13,072			13,568			13,028		12,166	10,392	11,696	13,205	14,163	14,239	14,529	13,950		13,706		11,710		11,057	9,386	12,133	11,002	11,329	10,912		9,896		11,539	11,318		11,816	11,882	11,216	10,485	9,743	9,056	9,139		8,617	8,659	9,129	8,716	10,000
C000222877
Account Value [Line Items]
Line Graph and Table Measure Name	Class P2
Account Value	$ 15,786			14,100			13,418			14,247			13,126			13,034			12,494				11,619			12,033			11,528		10,751	9,157	10,300	11,600	12,418	12,459	12,691	12,156		11,924	$ 10,000
C000220414
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 19,857			17,830			18,187			18,133			16,664			16,291			15,031				13,588			14,205			13,545		13,236	11,603	12,289	13,764	14,221	12,906	12,937	12,281		11,534		10,440	$ 10,000
C000241422
Account Value [Line Items]
Line Graph and Table Measure Name	Class P2
Account Value	$ 15,531	$ 14,695	$ 13,752	13,932	$ 14,606	$ 14,695	14,201	$ 14,547	$ 13,957	14,145	$ 13,812	$ 13,393	12,991	$ 12,460	$ 12,101	12,691	$ 12,366	$ 11,905	11,691	$ 11,289	$ 10,430		10,562	$ 11,050	$ 11,322	11,033	$ 10,529	$ 10,744	10,512	$ 10,000
C000220415
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 20,149			17,328			18,695			18,072			17,433			16,489			14,938				12,944			13,309			12,025		11,023	10,458	11,037	13,445	14,809	13,309	13,149	11,884		11,463		10,600	10,000
C000008206
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 17,811			16,457			19,820			20,257			18,935			20,071			17,833				15,812			17,166			16,227		15,703	14,822	15,028	19,705	21,905	22,190	22,535	21,965		20,872		16,245		14,090	9,986	13,033	11,960	12,887	12,093		10,054		13,283	12,163		11,019	10,550	9,939	9,640	9,418	8,856	8,580		7,790	7,360	8,325	7,986	9,451
C000008209
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 19,319			17,839			21,471			21,939			20,488			21,705			19,271				17,080			18,531			17,508		16,934	15,964	16,186	21,205	23,557	23,848	24,207	23,578		22,388		17,418		15,102	10,687	13,948	12,791	13,776	12,918		10,733		14,173	12,967		11,739	11,235	10,573	10,251	10,009	9,406	9,107		8,261	7,806	8,816	8,455	10,000
C000205444
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 11,330			11,130			10,809			11,123			10,636			10,576			10,644				10,163			10,327			10,473		10,183	10,097	10,511	10,785	11,366	11,445	11,442	11,286		11,649		11,678		11,639	11,507	10,907	10,956	10,775	10,473		10,213	10,000
C000205443
Account Value [Line Items]
Line Graph and Table Measure Name	Class P2
Account Value	$ 9,810			9,633			9,361			9,629			9,194			9,149			9,203				8,784			8,922			9,046		8,792	8,714	9,069	9,310	9,799	9,863	9,866	9,728		10,037	10,000
C000166868
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 10,792			10,630			10,431			10,704			10,228			10,260			10,285				9,666			9,907			9,907		9,666	9,351	9,504	10,303	10,980	11,025	11,039	10,810		11,174		11,025		10,863	10,380	10,517	10,465	10,215	9,913		9,530		9,531	9,491		9,611	9,762	9,692	9,598	9,415	9,331	9,608	$ 9,627
C000166870
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 11,732			11,557			11,334			11,623			11,091			11,118			11,147				10,469			10,724			10,708		10,450	10,103	10,261	11,116	11,839	11,879	11,888	11,633		12,018		11,851		11,669	11,136	11,283	11,214	10,946	10,616		10,200		10,196	10,139		10,269	10,417	10,342	10,229	10,034	9,939	10,220		10,095	9,785	9,680	9,769	10,000
C000237722
Account Value [Line Items]
Line Graph and Table Measure Name	Class P2
Account Value	$ 11,329	11,101	11,119	11,139	11,165	11,008	10,911	11,011	10,928	11,181	11,035	10,925	10,665	10,600	10,434	10,671	10,577	10,676	10,685	10,289	9,871	$ 10,000
UBS Index: MSCI All Country World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 25,923			23,244			23,556			23,792			22,316			21,693			20,050				18,057			18,693			17,606		16,407	14,948	16,042	19,020	20,098	18,840	19,041	17,730		16,955		14,784		13,672	11,468	14,584	13,386	13,390	12,923		11,520		13,204	12,662		12,595	12,717	12,028	11,436	10,967	10,258	10,138		9,627	9,533	9,510	9,055	10,000
UBS Index: MSCI All Country World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 25,923			23,244			23,556			23,792			22,316			21,693			20,050				18,057			18,693			17,606		16,407	14,948	16,042	19,020	20,098	18,840	19,041	17,730		16,955		14,784		13,672	11,468	14,584	13,386	13,390	12,923		11,520		13,204	12,662		12,595	12,717	12,028	11,436	10,967	10,258	10,138		9,627	9,533	9,510	9,055	10,000
UBS Index: MSCI Emerging Markets Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 13,653			12,192			11,845			12,876			11,843			11,279			11,018				10,215			10,523			10,429		10,032	9,145	10,342	11,679	12,555	12,722	13,842	13,177		12,882		10,762		9,823	8,319	10,889	9,736	10,168	10,107	$ 10,000
UBS Index: MSCI Emerging Markets Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 12,727			11,364			11,041			12,002			11,039			10,514			10,271				9,522			9,809			9,721		9,351	8,524	9,640	10,886	11,703	11,858	12,902	12,282		12,008		10,032		9,157	7,755	10,150	9,076	9,478	9,421		8,571		9,262	9,365	$ 10,000
UBS Index: MSCI All Country World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 21,550			19,323			19,582			19,778			18,551			18,034			16,667				15,011			15,540			14,636		13,639	12,426	13,336	15,812	16,707	15,662	15,829	14,739		14,095		12,290		11,366	9,534	12,124	11,128	11,131	10,743		9,577	10,000
UBS Index: MSCI World ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Net (USD)
Account Value	$ 19,045			16,998			16,005			17,289			16,044			16,141			15,287				13,833			14,425			14,001		12,961	11,156	12,285	14,395	15,122	14,662	14,759	13,970		13,427		11,590		11,047	9,577	12,481	11,571	11,680	11,254		10,189		11,682	11,532		11,618	11,860	11,379	10,773	10,199	9,549	9,583		9,016	9,112	9,293	8,943	10,000
UBS Index: MSCI World ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Net (USD)
Account Value	$ 19,045			16,998			16,005			17,289			16,044			16,141			15,287				13,833			14,425			14,001		12,961	11,156	12,285	14,395	15,122	14,662	14,759	13,970		13,427		11,590		11,047	9,577	12,481	11,571	11,680	11,254		10,189		11,682	11,532		11,618	11,860	11,379	10,773	10,199	9,549	9,583		9,016	9,112	9,293	8,943	10,000
UBS Index: MSCI World ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Net (USD)
Account Value	$ 17,104			15,265			14,374			15,527			14,409			14,496			13,729				12,423			12,955			12,574		11,640	10,019	11,033	12,928	13,581	13,167	13,255	12,546		12,059	10,000
UBS Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 21,223			19,130			19,983			19,513			18,428			17,671			15,984				14,311			14,795			13,606		12,657	11,767	12,371	14,745	15,456	13,921	13,840	12,750		12,009		10,708	10,000
UBS Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 21,942			18,598			20,664			19,300			18,703			17,264			15,496				13,573			14,012			12,421		10,861	10,627	11,024	13,940	15,326	13,729	13,572	12,125		12,011		10,783	10,000
UBS Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 19,926			17,796			20,022			19,687			18,159			18,705			17,387				15,421			16,639			15,543		14,653	14,072	14,038	17,385	19,898	19,895	21,087	20,292		19,349		14,929		13,932	10,669	14,372	12,902	13,464	13,104		11,186		14,277	13,530		12,617	12,334	11,793	11,103	10,636	10,096	9,748		8,925	8,645	9,069	8,694	10,000
UBS Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 19,926			17,796			20,022			19,687			18,159			18,705			17,387				15,421			16,639			15,543		14,653	14,072	14,038	17,385	19,898	19,895	21,087	20,292		19,349		14,929		13,932	10,669	14,372	12,902	13,464	13,104		11,186		14,277	13,530		12,617	12,334	11,793	11,103	10,636	10,096	9,748		8,925	8,645	9,069	8,694	10,000
UBS Index: Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 11,026			10,934			10,623			10,968			10,471			10,461			10,562				9,996			10,312			10,456		10,151	10,078	10,536	10,950	11,596	11,576	11,566	11,367		11,872		11,971		11,950	11,894	10,992	11,080	10,820	10,504		10,287	10,000
UBS Index: Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 9,299			9,220			8,959			9,249			8,830			8,822			8,907				8,430			8,696			8,818		8,560	8,499	8,885	9,234	9,779	9,762	9,753	9,586		10,012	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,152			11,019			10,721			11,060			10,514			10,507			10,589				9,913			10,244			10,331		10,034	9,850	10,341	10,850	11,535	11,533	11,527	11,320		11,715		11,638		11,566	11,241	10,897	10,878	10,636	10,319		10,024		9,862	9,860		9,876	10,023	9,984	9,900	9,759	9,680	9,977	$ 10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,904			11,762			11,444			11,805			11,222			11,215			11,302				10,581			10,934			11,027		10,710	10,513	11,038	11,581	12,312	12,310	12,304	12,083		12,505		12,422		12,345	11,998	11,632	11,611	11,353	11,014		10,699		10,527	10,525		10,542	10,698	10,656	10,567	10,416	10,332	10,649		10,600	10,371	10,065	10,123	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,232	11,062	11,142	11,098	11,094	10,855	10,798	10,977	10,863	11,139	10,992	10,836	10,589	10,489	10,314	10,582	10,485	10,635	10,664	10,271	9,826	$ 10,000
UBS Index: FTSE World Government Bond Index (Hedged in USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (Hedged in USD)
Account Value	$ 12,019			11,849			11,744			11,874			11,406			11,437			11,471				10,841			11,100			11,140		10,779	10,815	11,247	11,778	12,371	12,360	12,362	12,271		12,661		12,628		12,538	12,406	11,932	12,106	11,745	11,393		11,090		10,832	10,893		10,873	10,809	10,730	10,667	10,582	10,582	10,881		10,884	10,589	10,199	10,191	10,000
UBS Index: 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Account Value	$ 19,548			18,194			18,270			18,458			17,478			17,199			16,419				15,067			15,524			14,991		14,178	13,414	14,204	16,007	16,867	16,207	16,308	15,575		15,349		14,097		13,399	11,990	13,583	12,972	12,812	12,376		11,420		12,257	11,979		11,931	11,962	11,534	11,162	10,850	10,421	10,462		10,142	9,971	9,795	9,501	10,000
UBS Index: FTSE World Government Bond Index (Hedged in USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (Hedged in USD)
Account Value	$ 12,019			11,849			11,744			11,874			11,406			11,437			11,471				10,841			11,100			11,140		10,779	10,815	11,247	11,778	12,371	12,360	12,362	12,271		12,661		12,628		12,538	12,406	11,932	12,106	11,745	11,393		11,090		10,832	10,893		10,873	10,809	10,730	10,667	10,582	10,582	10,881		10,884	10,589	10,199	10,191	10,000
UBS Index: 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Account Value	$ 19,548			18,194			18,270			18,458			17,478			17,199			16,419				15,067			15,524			14,991		14,178	13,414	14,204	16,007	16,867	16,207	16,308	15,575		15,349		14,097		13,399	11,990	13,583	12,972	12,812	12,376		11,420		12,257	11,979		11,931	11,962	11,534	11,162	10,850	10,421	10,462		10,142	9,971	9,795	9,501	10,000
UBS Index: MSCI All Country World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Account Value	$ 14,639			13,126			13,303			13,436			12,602			12,251			11,323				10,197			10,556			9,942		9,265	8,441	9,059	10,741	11,350	10,639	10,753	10,012	$ 10,000
UBS Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 16,480	$ 15,682	$ 14,754	14,854	$ 15,741	$ 15,949	15,517	$ 15,896	$ 15,015	15,152	$ 14,835	$ 14,484	14,310	$ 13,814	$ 13,162	13,722	$ 13,294	$ 12,620	12,412	$ 11,872	$ 10,879		11,113	$ 11,669	$ 11,858	11,489	$ 10,777	$ 10,730	10,565	$ 10,000
UBS Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 21,223			19,130			19,983			19,513			18,428			17,671			15,984				14,311			14,795			13,606		12,657	11,767	12,371	14,745	15,456	13,921	13,840	12,750		12,009		10,708	$ 10,000
UBS Index: Russell 3000 Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index TR (USD)
Account Value	$ 33,822			30,473			31,983			31,162			29,335			28,421			25,833				23,050			23,825			21,982		20,509	19,135	20,029	24,045	25,385	23,230	23,253	21,483		20,201		17,615		16,130	13,218	16,711	15,317	15,141	14,545		12,754		14,883	13,893		13,373	13,460	12,658	12,104	11,750	11,112	10,663		10,214	9,952	9,857	9,275	10,000
UBS Index: Russell 3000 Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index TR (USD)
Account Value	$ 33,822			30,473			31,983			31,162			29,335			28,421			25,833				23,050			23,825			21,982		20,509	19,135	20,029	24,045	25,385	23,230	23,253	21,483		20,201		17,615		16,130	13,218	16,711	15,317	15,141	14,545		12,754		$ 14,883	$ 13,893		$ 13,373	$ 13,460	$ 12,658	$ 12,104	$ 11,750	$ 11,112	$ 10,663		$ 10,214	$ 9,952	$ 9,857	$ 9,275	$ 10,000
UBS Index: Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Account Value	$ 11,490			11,291			10,967			11,280			10,773			10,710			10,771				10,288			10,446			10,585		10,295	10,193	10,617	10,885	11,464	11,517	11,531	11,349		11,712		11,752		11,702	11,557	10,957	11,001	10,803	10,489		10,266	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,370			11,234			10,930			11,276			10,719			10,712			10,795				10,107			10,444			10,533		10,230	10,042	10,543	11,062	11,760	11,758	11,752	11,541		11,944		$ 11,865		$ 11,792	$ 11,460	$ 11,110	$ 11,090	$ 10,844	$ 10,520		$ 10,219	$ 10,000
UBS Index: Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Account Value	$ 9,838			9,668			9,391			9,658			9,225			9,171			9,223				8,809			8,945			9,064		8,815	8,728	9,091	9,321	9,816	9,862	9,874	9,718		10,029	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,626			$ 9,511			$ 9,254			$ 9,546			$ 9,075			$ 9,069			$ 9,140				$ 8,556			$ 8,842			$ 8,917		$ 8,661	$ 8,502	$ 8,926	$ 9,365	$ 9,956	$ 9,955	$ 9,950	$ 9,771		$ 10,112	$ 10,000